Separation of Downstream Business	12 Months Ended
Dec. 31, 2011
Separation of Downstream Business

Note 26—Separation of Downstream Business

On April 30, 2012, the separation of our Downstream business was completed, creating two independent energy companies: ConocoPhillips and Phillips 66. After the close of the New York Stock Exchange on April 30, 2012, the shareholders of record as of 5:00 p.m. Eastern time on April 16, 2012 (the Record Date), received one share of Phillips 66 common stock for every two ConocoPhillips common shares held as of the Record Date. As such, the income statement, statement of cash flows and certain footnotes included herein have been revised to present Phillips 66 as discontinued operations. See Note 1—Accounting Policies, Note 10—Impairments, Note 16—Financial Instruments and Derivative Contracts, Note 18—Non-Mineral Leases, Note 20—Income Taxes, Note 22—Cash Flow Information, Note 23—Other Financial Information, and Note 24—Related Party Transactions, for revised presentation of results of operations, as applicable.

In connection with the separation, Phillips 66 distributed approximately $7.8 billion to us in a special cash distribution, primarily using the proceeds from $5.8 billion in Senior Notes issued by Phillips 66 in March 2012, as well as a portion of approximately $3.6 billion in cash transferred to Phillips 66 at separation, comprised of funds received from the $2.0 billion term loan entered into by Phillips 66 immediately prior to the separation, and approximately $1.6 billion of cash held by Phillips 66 subsidiaries. Pursuant to the private letter ruling from the Internal Revenue Service, the principal funds from the special cash distribution will be used solely to pay dividends, repurchase common stock, repay debt, or a combination of the foregoing, within twelve months following the distribution. At September 30, 2012, the remaining balance of the cash distribution was $2,468 million.

In order to effect the separation and govern our relationship with Phillips 66 after the separation, we entered into a Separation and Distribution Agreement, an Indemnification and Release Agreement, an Intellectual Property Assignment and License Agreement, a Tax Sharing Agreement, an Employee Matters Agreement and a Transition Services Agreement. The Separation and Distribution Agreement governs the separation of the Downstream business, the transfer of assets and other matters related to our relationship with Phillips 66. The Indemnification and Release Agreement provides for cross-indemnities between Phillips 66 and us and established procedures for handling claims subject to indemnification and related matters. The Intellectual Property Assignment and License Agreement governs the allocation of intellectual property rights and assets between Phillips 66 and us.

The Tax Sharing Agreement governs the respective rights, responsibilities and obligations of Phillips 66 and ConocoPhillips with respect to taxes, tax attributes, tax returns, tax proceedings and certain other tax matters. In addition, the Tax Sharing Agreement imposed certain restrictions on Phillips 66 and its subsidiaries (including restrictions on share issuances, business combinations, sales of assets and similar transactions) that are designed to preserve the tax-free status of the distribution and certain related transactions. The Tax Sharing Agreement sets forth the obligations of Phillips 66 and us as to the filing of tax returns, the administration of tax proceedings and assistance and cooperation on tax matters.

The Employee Matters Agreement governs the compensation and employee benefit obligations with respect to the current and former employees and non-employee directors of Phillips 66 and ConocoPhillips, and generally allocates liabilities and responsibilities relating to employee compensation, benefit plans and programs. The Employee Matters Agreement provides that employees of Phillips 66 will no longer participate in benefit plans sponsored or maintained by ConocoPhillips. In addition, the Employee Matters Agreement provides that each of the parties will be responsible for their respective current employees and compensation plans for such current employees, and we will be responsible for all liabilities relating to former employees. The Employee Matters Agreement sets forth the general principles relating to employee matters and also addresses any special circumstances during the transition period. The Employee Matters Agreement also provides that (i) the distribution does not constitute a change in control under existing plans, programs, agreements or arrangements, and (ii) the distribution and the assignment, transfer or continuation of the employment of employees with another entity will not constitute a severance event under the applicable plans, programs, agreements or arrangements.

The Transition Services Agreement sets forth the terms on which we will provide Phillips 66, and Phillips 66 will provide to us, certain services or functions Phillips 66 and ConocoPhillips historically have shared. Transition services include administrative, payroll, human resources, data processing, environmental health and safety, financial audit support, financial transaction support, and other support services, information technology systems and various other corporate services. The agreement provides for the provision of specified transition services, generally for a period of up to 12 months, with a possible extension of 6 months (an aggregate of 18 months), on a cost or a cost-plus basis.

The following table presents the carrying value of the major categories of assets and liabilities of Phillips 66, included in our consolidated balance sheet at December 31, 2011 and 2010:

	Millions of Dollars
	2011	2010
Assets
Cash and cash equivalents	$—	—
Accounts and notes receivable	8,353	8,362
Accounts and notes receivable—related parties	1,671	1,849
Inventories	3,403	4,062
Prepaid expenses and other current assets	443	352

Total current assets of discontinued operations	13,870	14,625
Investments and long-term receivables	10,304	9,917
Loans and advances—related parties	1	401
Net properties, plants and equipment	15,047	15,670
Goodwill	3,332	3,633
Intangibles	732	777
Other assets	121	112

Total assets of discontinued operations	$43,407	45,135

Liabilities
Accounts payable	$10,007	9,816
Accounts payable—related parties	785	937
Short-term debt	30	29
Accrued income and other taxes	967	995
Employee benefit obligations	76	98
Other accruals	411	452

Total current liabilities of discontinued operations	12,276	12,327
Long-term debt	361	388
Asset retirement obligations and accrued environmental costs	787	802
Deferred income taxes	5,533	4,698
Employee benefit obligations	1,057	702
Other liabilities and deferred credits	417	274

Total liabilities of discontinued operations	$20,431	19,191

Sales and other operating revenues and income from discontinued operations were as follows:

	Millions of Dollars
	2011	2010	2009
Sales and other operating revenues from discontinued operations	$196,068	146,542	112,675

Income from discontinued operations before-tax	$6,776	1,438	868
Income tax expense	1,729	470	173

Income from discontinued operations	$5,047	968	695

Income from discontinued operations after-tax includes transaction, information systems and other costs incurred to effect the separation of $17 million year ended December 31, 2011.

Prior to the separation, commodity sales to Phillips 66 were $15,822 million for the year ended December 31, 2011; $13,412 million for the year ended December 31, 2010; and $11,424 million for the year ended December 31, 2009. Prior to the separation, commodity purchases from Phillips 66 were $516 million for the year ended December 31, 2011; $479 million for the year ended December 31, 2010; and $606 million for the year ended December 31, 2009. Prior to the separation, commodity sales and related costs were eliminated in consolidation between ConocoPhillips and Phillips 66. Beginning May 1, 2012, these revenues and costs represent third-party transactions with Phillips 66. Although we expect certain transactions related to the sale and purchase of crude oil, natural gas and products to continue in the future with Phillips 66, the expected continuing cash flows are not considered significant; thus, the operations and cash flows of our former Downstream business are considered to be eliminated from our ongoing operations.

Oil and Gas Operations (Unaudited)

The following Supplementary Information on Oil and Gas Operations has not been updated to reflect discontinued operations or the realignment of our reporting segments.

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 932, “Extractive Activities—Oil and Gas,” and regulations of the U.S. Securities and Exchange Commission (SEC), we are making certain supplemental disclosures about our oil and gas exploration and production operations.

These disclosures include information about our consolidated oil and gas activities and our proportionate share of our equity affiliates’ oil and gas activities, covering both those in our Exploration and Production (E&P) operations, as well as in our LUKOIL Investment segment. As a result, for periods prior to 2011, amounts reported as equity affiliates in Oil and Gas Operations may differ from those shown in the individual segment disclosures reported elsewhere in this report.

Our proved reserves include estimated quantities related to production sharing contracts (PSCs), which are reported under the “economic interest” method and are subject to fluctuations in commodity prices; recoverable operating expenses; and capital costs. If costs remain stable, reserve quantities attributable to recovery of costs will change inversely to changes in commodity prices. For example, if prices increase, then our applicable reserve quantities would decline. At December 31, 2011, approximately 10 percent of our total proved reserves were under PSCs, primarily in our Asia Pacific/Middle East geographic reporting area.

Our disclosures by geographic area include the United States, Canada, Europe (primarily Norway and the United Kingdom), Russia, Asia Pacific/Middle East, Africa and Other Areas. Other Areas primarily consists of the Caspian Region.

In the following disclosures, the synthetic oil classification included our past Syncrude mining operations, and the bitumen classification includes our Surmont operations and the FCCL Partnership. In June 2010, we sold our interest in the Syncrude Canada Ltd. joint venture; accordingly, as of December 31, 2010, we no longer held synthetic oil reserves.

On July 28, 2010, we announced our intention to sell our entire interest in LUKOIL over a period of time through the end of 2011. As a result of this sell down of our interest, at the end of the third quarter of 2010 we ceased using equity-method accounting for our investment in LUKOIL. Accordingly, the supplemental oil and gas disclosures reflect activity for LUKOIL through June 30, 2010, which, on a lag basis, results in three quarters of activity being included in the year 2010 (the fourth quarter of 2009 and the first two quarters of 2010). Since the proved reserves tables are not on a lag basis, they reflect activity for the first three quarters of 2010, at which point LUKOIL’s reserves were removed from our reserve quantities.

Reserves Governance

The recording and reporting of proved reserves are governed by criteria established by regulations of the SEC and FASB. Proved reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible—from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations—prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. Proved reserves are further classified as either developed or undeveloped. Proved developed reserves are proved reserves that can be expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well, and through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is by means not involving a well. Proved undeveloped reserves are proved reserves that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

We have a companywide, comprehensive, SEC-compliant internal policy that governs the determination and reporting of proved reserves. This policy is applied by the geologists and reservoir engineers in our E&P business units around the world. As part of our internal control process, each business unit’s reserves are reviewed annually by an internal team which is headed by the company’s Manager of Reserves Compliance and Reporting. This team, composed of internal reservoir engineers, geologists and finance personnel, reviews the business units’ reserves for adherence to SEC guidelines and company policy through on-site visits and review of documentation. In addition to providing independent reviews, this internal team also ensures reserves are calculated using consistent and appropriate standards and procedures. This team is independent of business unit line management and is responsible for reporting its findings to senior management and our internal audit group. The team is responsible for communicating our reserves policy and procedures and is available for internal peer reviews and consultation on major projects or technical issues throughout the year. All of our proved reserves held by consolidated companies and our share of equity affiliates have been estimated by ConocoPhillips.

The technical person primarily responsible for overseeing the preparation of the company’s reserve estimates is the Manager of Reserves Compliance and Reporting. This individual is a petroleum engineer with a bachelor’s degree in petroleum engineering. He is an active member of the Society of Petroleum Engineers (SPE) with over 30 years of oil and gas industry experience, including drilling and production engineering assignments in several field locations. He is currently serving a three-year term on the Oil & Gas Reserves Committee of the SPE and has held positions of increasing responsibility in reservoir engineering, reserves reporting and compliance, and business management.

During 2011, our processes and controls used to assess over 90 percent of proved reserves as of December 31, 2011, were reviewed by DeGolyer and MacNaughton (D&M), a third-party petroleum engineering consulting firm. The purpose of their review was to assess whether the adequacy and effectiveness of our internal processes and controls used to determine estimates of proved reserves are in accordance with SEC regulations. In such review, ConocoPhillips’ technical staff presented D&M with an overview of the reserves data, as well as the methods and assumptions used in estimating reserves. The data presented included pertinent seismic information, geologic maps, well logs, production tests, material balance calculations, reservoir simulation models, well performance data, operating procedures and relevant economic criteria. Management’s intent in retaining D&M to review its processes and controls was to provide objective third-party input on these processes and controls. D&M’s opinion was that the general processes and controls employed by ConocoPhillips in estimating its December 31, 2011, proved reserves for the properties reviewed are in accordance with the SEC reserves definitions. D&M’s report was included as Exhibit 99 of our Annual Report on Form 10-K for the year ended December 31, 2011.

Engineering estimates of the quantities of proved reserves are inherently imprecise. See the “Critical Accounting Estimates” section of Management’s Discussion and Analysis of Financial Condition and Results of Operations for additional discussion of the sensitivities surrounding these estimates.

Proved Reserves

Years Ended December 31	Crude Oil and Natural Gas Liquids
	Millions of Barrels
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed and Undeveloped
Consolidated operations
End of 2008	1,202	726	1,928	93	552	—	364	282	121	3,340
Revisions	84	1	85	—	29	—	(12)	10	(8)	104
Improved recovery	13	2	15	—	—	—	2	—	—	17
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	14	17	31	3	7	—	26	3	—	70
Production	(93)	(60)	(153)	(15)	(87)	—	(48)	(28)	—	(331)
Sales	—	(1)	(1)	—	—	—	—	—	(5)	(6)

End of 2009	1,220	685	1,905	81	501	—	332	267	108	3,194
Revisions	81	8	89	15	28	—	7	21	—	160
Improved recovery	51	2	53	—	—	—	5	—	—	58
Purchases	—	1	1	—	—	—	—	—	—	1
Extensions and discoveries	17	30	47	4	18	—	7	10	—	86
Production	(84)	(55)	(139)	(14)	(78)	—	(51)	(28)	—	(310)
Sales	—	(22)	(22)	(6)	—	—	—	—	—	(28)

End of 2010	1,285	649	1,934	80	469	—	300	270	108	3,161
Revisions	70	45	115	10	(3)	—	(7)	5	—	120
Improved recovery	14	3	17	1	51	—	13	—	—	82
Purchases	—	1	1	—	—	—	—	—	—	1
Extensions and discoveries	21	68	89	4	102	—	8	—	—	203
Production	(79)	(60)	(139)	(13)	(64)	—	(41)	(14)	—	(271)
Sales	—	(8)	(8)	(1)	—	—	—	—	—	(9)

End of 2011	1,311	698	2,009	81	555	—	273	261	108	3,287

Equity affiliates
End of 2008	—	—	—	—	—	1,568	109	—	—	1,677
Revisions	—	—	—	—	—	33	(3)	—	—	30
Improved recovery	—	—	—	—	—	54	—	—	—	54
Purchases	—	—	—	—	—	21	—	—	—	21
Extensions and discoveries	—	—	—	—	—	94	—	—	—	94
Production	—	—	—	—	—	(166)	—	—	—	(166)
Sales	—	—	—	—	—	—	—	—	—	—

End of 2009	—	—	—	—	—	1,604	106	—	—	1,710
Revisions	—	—	—	—	—	6	51	—	—	57
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—	—
Production	—	—	—	—	—	(114)	(1)	—	—	(115)
Sales	—	—	—	—	—	(1,421)	—	—	—	(1,421)

End of 2010	—	—	—	—	—	75	156	—	—	231
Revisions	—	—	—	—	—	(37)	—	—	—	(37)
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—	—
Production	—	—	—	—	—	(11)	(8)	—	—	(19)
Sales	—	—	—	—	—	—	—	—	—	—

End of 2011	—	—	—	—	—	27	148	—	—	175

Total company
End of 2008	1,202	726	1,928	93	552	1,568	473	282	121	5,017
End of 2009	1,220	685	1,905	81	501	1,604	438	267	108	4,904
End of 2010	1,285	649	1,934	80	469	75	456	270	108	3,392
End of 2011	1,311	698	2,009	81	555	27	421	261	108	3,462

Years Ended December 31	Crude Oil and Natural Gas Liquids
	Millions of Barrels
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed
Consolidated operations
End of 2008	1,104	572	1,676	85	342	—	217	264	6	2,590
End of 2009	1,130	558	1,688	77	312	—	221	246	—	2,544
End of 2010	1,155	534	1,689	75	290	—	218	251	—	2,523
End of 2011	1,182	564	1,746	74	317	—	187	248	—	2,572

Equity affiliates
End of 2008	—	—	—	—	—	1,228	—	—	—	1,228
End of 2009	—	—	—	—	—	1,213	—	—	—	1,213
End of 2010	—	—	—	—	—	73	156	—	—	229
End of 2011	—	—	—	—	—	27	148	—	—	175

Undeveloped
Consolidated operations
End of 2008	98	154	252	8	210	—	147	18	115	750
End of 2009	90	127	217	4	189	—	111	21	108	650
End of 2010	130	115	245	5	179	—	82	19	108	638
End of 2011	129	134	263	7	238	—	86	13	108	715

Equity affiliates
End of 2008	—	—	—	—	—	340	109	—	—	449
End of 2009	—	—	—	—	—	391	106	—	—	497
End of 2010	—	—	—	—	—	2	—	—	—	2
End of 2011	—	—	—	—	—	—	—	—	—	—

Notable changes in proved crude oil and natural gas liquids reserves in the three years ended December 31, 2011, included:

•	Revisions: In 2009, revisions in Alaska were primarily due to higher prices in 2009, versus 2008.

•	Extensions and discoveries: In 2011, extensions and discoveries in Europe were primarily due to the sanctioning of the Ekofisk South and Clair Ridge development projects in the North Sea.

•	Sales: In 2010, for our equity affiliates in Russia, sales were primarily due to the disposition of our interest in LUKOIL.

Years Ended December 31	Natural Gas
	Billions of Cubic Feet
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed and Undeveloped
Consolidated operations
End of 2008	2,488	8,432	10,920	2,614	2,303	—	3,237	998	88	20,160
Revisions	400	126	526	(23)	19	—	(94)	(2)	(32)	394
Improved recovery	3	—	3	—	—	—	—	—	—	3
Purchases	—	—	—	2	—	—	—	—	—	2
Extensions and discoveries	—	146	146	95	24	—	54	—	—	319
Production	(111)	(739)	(850)	(388)	(337)	—	(285)	(46)	—	(1,906)
Sales	—	(3)	(3)	(4)	—	—	—	—	—	(7)

End of 2009	2,780	7,962	10,742	2,296	2,009	—	2,912	950	56	18,965
Revisions	155	365	520	309	86	—	(39)	36	—	912
Improved recovery	24	1	25	—	—	—	—	—	—	25
Purchases	—	9	9	—	—	—	—	—	—	9
Extensions and discoveries	4	122	126	84	89	—	24	—	—	323
Production	(101)	(663)	(764)	(358)	(323)	—	(289)	(60)	—	(1,794)
Sales	—	(179)	(179)	(26)	—	—	—	—	—	(205)

End of 2010	2,862	7,617	10,479	2,305	1,861	—	2,608	926	56	18,235
Revisions	186	15	201	134	70	—	(8)	9	—	406
Improved recovery	1	5	6	—	53	—	—	—	—	59
Purchases	—	7	7	1	—	—	—	—	—	8
Extensions and discoveries	3	171	174	78	158	—	192	—	—	602
Production	(92)	(616)	(708)	(338)	(246)	—	(277)	(63)	—	(1,632)
Sales	—	(11)	(11)	(67)	—	—	—	—	—	(78)

End of 2011	2,960	7,188	10,148	2,113	1,896	—	2,515	872	56	17,600

Equity affiliates
End of 2008	—	—	—	—	—	2,269	2,519	—	—	4,788
Revisions	—	—	—	—	—	436	(203)	—	—	233
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	25	—	—	—	25
Extensions and discoveries	—	—	—	—	—	89	294	—	—	383
Production	—	—	—	—	—	(114)	(33)	—	—	(147)
Sales	—	—	—	—	—	—	—	—	—	—

End of 2009	—	—	—	—	—	2,705	2,577	—	—	5,282
Revisions	—	—	—	—	—	19	683	—	—	702
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	269	—	—	269
Production	—	—	—	—	—	(91)	(65)	—	—	(156)
Sales	—	—	—	—	—	(2,616)	—	—	—	(2,616)

End of 2010	—	—	—	—	—	17	3,464	—	—	3,481
Revisions	—	—	—	—	—	(11)	(76)	—	—	(87)
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	259	—	—	259
Production	—	—	—	—	—	(2)	(184)	—	—	(186)
Sales	—	—	—	—	—	—	(151)	—	—	(151)

End of 2011	—	—	—	—	—	4	3,312	—	—	3,316

Total company
End of 2008	2,488	8,432	10,920	2,614	2,303	2,269	5,756	998	88	24,948
End of 2009	2,780	7,962	10,742	2,296	2,009	2,705	5,489	950	56	24,247
End of 2010	2,862	7,617	10,479	2,305	1,861	17	6,072	926	56	21,716
End of 2011	2,960	7,188	10,148	2,113	1,896	4	5,827	872	56	20,916

Years Ended December 31	Natural Gas
	Billions of Cubic Feet
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed
Consolidated operations
End of 2008	2,413	6,875	9,288	2,272	2,036	—	2,877	936	—	17,409
End of 2009	2,744	6,633	9,377	2,173	1,772	—	2,537	889	—	16,748
End of 2010	2,785	6,399	9,184	2,134	1,529	—	2,136	865	—	15,848
End of 2011	2,907	6,194	9,101	1,932	1,439	—	1,932	738	—	15,142

Equity affiliates
End of 2008	—	—	—	—	—	1,458	361	—	—	1,819
End of 2009	—	—	—	—	—	1,506	307	—	—	1,813
End of 2010	—	—	—	—	—	17	3,114	—	—	3,131
End of 2011	—	—	—	—	—	4	2,943	—	—	2,947

Undeveloped
Consolidated operations
End of 2008	75	1,557	1,632	342	267	—	360	62	88	2,751
End of 2009	36	1,329	1,365	123	237	—	375	61	56	2,217
End of 2010	77	1,218	1,295	171	332	—	472	61	56	2,387
End of 2011	53	994	1,047	181	457	—	583	134	56	2,458

Equity affiliates
End of 2008	—	—	—	—	—	811	2,158	—	—	2,969
End of 2009	—	—	—	—	—	1,199	2,270	—	—	3,469
End of 2010	—	—	—	—	—	—	350	—	—	350
End of 2011	—	—	—	—	—	—	369	—	—	369

Natural gas production in the reserves table may differ from gas production (delivered for sale) in our statistics disclosure, primarily because the quantities above include gas consumed at the lease.

Natural gas reserves are computed at 14.65 pounds per square inch absolute and 60 degrees Fahrenheit.

Notable changes in proved natural gas reserves in the three years ended December 31, 2011, included:

•

Revisions: In 2010, revisions in Alaska, Lower 48 and Canada were primarily due to higher prices in 2010, versus 2009, as well as improved well performance. In 2009, revisions in Alaska were primarily due to higher prices in 2009, versus 2008. In 2009, for our equity affiliate operations in Asia Pacific/Middle East, revisions resulted from modified coalbed methane drilling plans in Australia. In Russia, revisions were attributable to positive performance in various LUKOIL fields.

•

Extensions and discoveries: In 2011, for our equity affiliate operations in Asia Pacific/Middle East, extensions and discoveries were primarily due to ongoing development drilling onshore Australia associated with the APLNG Project. In 2010, extensions and discoveries in Lower 48 and Canada were primarily due to continued drilling success in various fields. In 2009, for our equity affiliate operations in Asia Pacific/Middle East, extensions and discoveries primarily resulted from drilling success in Australia related to a coalbed methane project.

•	Sales: In 2010, for our equity affiliates in Russia, sales were primarily due to the disposition of our interest in LUKOIL.

Years Ended December 31	Other Products
	Millions of Barrels
	Synthetic Oil	Bitumen
	Canada	Canada
Developed and Undeveloped
Consolidated operations
End of 2008	—	100
Revisions	256	152
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	167
Production	(8)	(2)
Sales	—	—

End of 2009	248	417
Revisions	—	42
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	—
Production	(4)	(4)
Sales	(244)	—

End of 2010	—	455
Revisions	—	(1)
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	79
Production	—	(3)
Sales	—	—

End of 2011	—	530

Equity affiliates
End of 2008	—	700
Revisions	—	(87)
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	118
Production	—	(15)
Sales	—	—

End of 2009	—	716
Revisions	—	13
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	133
Production	—	(18)
Sales	—	—

End of 2010	—	844
Revisions	—	(101)
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	187
Production	—	(21)
Sales	—	—

End of 2011	—	909

Total company
End of 2008	—	800
End of 2009	248	1,133
End of 2010	—	1,299
End of 2011	—	1,439

Years Ended December 31	Other Products
	Millions of Barrels
	Synthetic Oil	Bitumen
	Canada	Canada
Developed
Consolidated operations
End of 2008	—	24
End of 2009	248	24
End of 2010	—	34
End of 2011	—	29

Equity affiliates
End of 2008	—	105
End of 2009	—	116
End of 2010	—	142
End of 2011	—	131

Undeveloped
Consolidated operations
End of 2008	—	76
End of 2009	—	393
End of 2010	—	421
End of 2011	—	501

Equity affiliates
End of 2008	—	595
End of 2009	—	600
End of 2010	—	702
End of 2011	—	778

Notable changes in proved synthetic oil and bitumen reserves in the three years ended December 31, 2011, included:

•

Revisions: In 2011, for our bitumen equity operations, revisions were primarily due to new subsurface interpretations, as well as the effects of higher prices on sliding scale royalty provisions. In 2009, for synthetic oil consolidated operations, revisions reflect our Syncrude Canada Ltd. operations. For our bitumen consolidated operations, revisions primarily were related to the sanction of the Surmont Phase II Project. For our bitumen equity affiliate operations, revisions were mainly the result of the effect of higher prices on sliding scale royalty provisions.

•

Extensions and discoveries: In 2011, for our consolidated operations, extensions and discoveries were related to continued development of Surmont. For our equity affiliate operations, extensions and discoveries were related to the sanctioning of new projects in FCCL. In 2009, for our bitumen consolidated operations, extensions and discoveries were related to the sanction of the Surmont Phase II Project. In 2010 and 2009, for our equity affiliate operations, extensions and discoveries mainly reflect the continued development of FCCL.

•	Sales: In 2010, for synthetic oil consolidated operations, sales reflect the disposition of our interest in Syncrude.

Years Ended December 31	Total Proved Reserves
	Millions of Barrels of Oil Equivalent
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed and Undeveloped
Consolidated operations
End of 2008	1,617	2,131	3,748	629	936	—	904	448	135	6,800
Revisions	151	22	173	404	32	—	(28)	10	(13)	578
Improved recovery	14	2	16	—	—	—	2	—	—	18
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	14	41	55	186	11	—	35	3	—	290
Production	(112)	(183)	(295)	(89)	(143)	—	(96)	(36)	—	(659)
Sales	—	(1)	(1)	(1)	—	—	—	—	(5)	(7)

End of 2009	1,684	2,012	3,696	1,129	836	—	817	425	117	7,020
Revisions	107	68	175	109	42	—	1	27	—	354
Improved recovery	55	2	57	—	—	—	5	—	—	62
Purchases	—	2	2	—	—	—	—	—	—	2
Extensions and discoveries	17	51	68	18	33	—	11	10	—	140
Production	(101)	(165)	(266)	(82)	(132)	—	(99)	(38)	—	(617)
Sales	—	(52)	(52)	(254)	—	—	—	—	—	(306)

End of 2010	1,762	1,918	3,680	920	779	—	735	424	117	6,655
Revisions	101	48	149	31	8	—	(9)	7	—	186
Improved recovery	14	4	18	1	60	—	13	—	—	92
Purchases	—	2	2	—	—	—	—	—	—	2
Extensions and discoveries	21	97	118	97	128	—	40	—	—	383
Production	(94)	(163)	(257)	(73)	(105)	—	(86)	(25)	—	(546)
Sales	—	(10)	(10)	(12)	—	—	—	—	—	(22)

End of 2011	1,804	1,896	3,700	964	870	—	693	406	117	6,750

Equity affiliates
End of 2008	—	—	—	700	—	1,946	529	—	—	3,175
Revisions	—	—	—	(87)	—	106	(37)	—	—	(18)
Improved recovery	—	—	—	—	—	54	—	—	—	54
Purchases	—	—	—	—	—	25	—	—	—	25
Extensions and discoveries	—	—	—	118	—	109	49	—	—	276
Production	—	—	—	(15)	—	(185)	(6)	—	—	(206)
Sales	—	—	—	—	—	—	—	—	—	—

End of 2009	—	—	—	716	—	2,055	535	—	—	3,306
Revisions	—	—	—	13	—	9	165	—	—	187
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	133	—	—	45	—	—	178
Production	—	—	—	(18)	—	(129)	(12)	—	—	(159)
Sales	—	—	—	—	—	(1,857)*	—	—	—	(1,857)

End of 2010	—	—	—	844	—	78	733	—	—	1,655
Revisions	—	—	—	(101)	—	(39)	(12)	—	—	(152)
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	187	—	—	43	—	—	230
Production	—	—	—	(21)	—	(11)	(39)	—	—	(71)
Sales	—	—	—	—	—	—	(25)	—	—	(25)

End of 2011	—	—	—	909	—	28	700	—	—	1,637

Total company
End of 2008	1,617	2,131	3,748	1,329	936	1,946	1,433	448	135	9,975
End of 2009	1,684	2,012	3,696	1,845	836	2,055	1,352	425	117	10,326
End of 2010	1,762	1,918	3,680	1,764	779	78	1,468	424	117	8,310
End of 2011	1,804	1,896	3,700	1,873	870	28	1,393	406	117	8,387

*	Includes 594 million barrels of oil equivalent due to the cessation of equity accounting.

Years Ended December 31	Total Proved Reserves
	Millions of Barrels of Oil Equivalent
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed
Consolidated operations
End of 2008	1,506	1,718	3,224	488	681	—	697	420	6	5,516
End of 2009	1,588	1,663	3,251	711	608	—	644	394	—	5,608
End of 2010	1,619	1,601	3,220	465	545	—	574	396	—	5,200
End of 2011	1,666	1,597	3,263	425	556	—	510	371	—	5,125

Equity affiliates
End of 2008	—	—	—	105	—	1,471	60	—	—	1,636
End of 2009	—	—	—	116	—	1,464	51	—	—	1,631
End of 2010	—	—	—	142	—	76	675	—	—	893
End of 2011	—	—	—	131	—	28	638	—	—	797

Undeveloped
Consolidated operations
End of 2008	111	413	524	141	255	—	207	28	129	1,284
End of 2009	96	349	445	418	228	—	173	31	117	1,412
End of 2010	143	317	460	455	234	—	161	28	117	1,455
End of 2011	138	299	437	539	314	—	183	35	117	1,625

Equity affiliates
End of 2008	—	—	—	595	—	475	469	—	—	1,539
End of 2009	—	—	—	600	—	591	484	—	—	1,675
End of 2010	—	—	—	702	—	2	58	—	—	762
End of 2011	—	—	—	778	—	—	62	—	—	840

Natural gas reserves are converted to barrels of oil equivalent (BOE) based on a 6:1 ratio: six thousand cubic feet of natural gas converts to one BOE.

Proved Undeveloped Reserves

We had 2,465 million BOE of proved undeveloped reserves at year-end 2011, compared with 2,217 million BOE at year-end 2010. We converted 210 million BOE of undeveloped reserves to developed during 2011 as we achieved startup of major development projects. In addition, we added 458 million BOE of undeveloped reserves in 2011 mainly through exploratory success and revisions. As a result, at December 31, 2011, our proved undeveloped reserves represented 29 percent of total proved reserves, compared with 27 percent at December 31, 2010. Costs incurred for the year ended December 31, 2011, relating to the development of proved undeveloped reserves were $4.5 billion.

Approximately 70 percent of our proved undeveloped reserves at year-end 2011 were associated with eight major development areas. Seven of the major development areas are currently producing and are expected to have proved undeveloped reserves convert to developed over time as development activities continue and/or production facilities are expanded or upgraded, and include:

•	FCCL oil sands—Foster Creek and Christina Lake in Canada.

•	The Surmont oil sands project in Canada.

•	The Ekofisk Field in the North Sea.

•	Certain fields in the Lower 48 and Alaska.

The remaining major project, the Kashagan Field in Kazakhstan, will have proved undeveloped reserves convert to developed as this project begins production.

At the end of 2011, we did not have any material amounts of proved undeveloped reserves in individual fields or countries that have remained undeveloped for five years or more. However, our largest concentrations of proved undeveloped reserves at year-end 2011 are located in the Athabasca oil sands in Canada, consisting of the FCCL and Surmont steam-assisted gravity drainage (SAGD) projects. The majority of our proved undeveloped reserves in this area were first recorded in 2006 and 2007, and we expect a material portion of these reserves will remain undeveloped for more than five years.

Our SAGD projects are large, multi-year projects with steady, long-term production at consistent levels. The associated reserves are expected to be developed over many years as additional well pairs are drilled across the extensive resource base to maintain throughput at the central processing facilities.

Results of Operations

The company’s results of operations from oil and gas activities for the years 2011, 2010 and 2009 are shown in the following tables. Additional information about selected line items within the results of operations tables is shown below:

•	Other revenues include gains and losses from asset sales, certain amounts resulting from the purchase and sale of hydrocarbons, and other miscellaneous income.

•	Taxes other than income taxes include production, property and other non-income taxes.

•	Depreciation of support equipment is reclassified as applicable.

•

Transportation costs include costs to transport our produced hydrocarbons to their points of sale, as well as processing fees paid to process natural gas to natural gas liquids. The profit element of transportation operations in which we have an ownership interest are deemed to be outside oil and gas producing activities. The net income of the transportation operations is included in other earnings.

•	Other related expenses include foreign currency transaction gains and losses, and other miscellaneous expenses.

•	Other earnings include non-oil and gas activities within E&P, such as pipeline and marine operations, liquefied natural gas operations, and crude oil and gas marketing activities.

Results of Operations

	Millions of Dollars
Year Ended December 31, 2011	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Consolidated operations
Sales	$4,319	3,513	7,832	2,123	5,233	—	5,901	1,486	—	22,575
Transfers	3,869	3,283	7,152	176	3,854	—	932	54	—	12,168
Other revenues	(46)	303	257	138	(16)	—	(264)	30	16	161

Total revenues	8,142	7,099	15,241	2,437	9,071	—	6,569	1,570	16	34,904
Production costs excluding taxes	1,023	1,286	2,309	781	956	—	742	266	—	5,054
Taxes other than income taxes	2,721	520	3,241	65	4	1	543	23	—	3,877
Exploration expenses	36	368	404	177	201	—	192	51	54	1,079
Depreciation, depletion and amortization	468	2,113	2,581	1,504	1,407	1	940	188	—	6,621
Impairments	2	71	73	253	(38)	—	—	—	—	288
Transportation costs	609	432	1,041	128	273	—	120	27	—	1,589
Other related expenses	49	60	109	55	63	20	87	(7)	56	383
Accretion	59	58	117	50	203	—	23	2	1	396

	3,175	2,191	5,366	(576)	6,002	(22)	3,922	1,020	(95)	15,617
Provision for income taxes	1,167	755	1,922	(194)	4,355	3	1,844	722	(23)	8,629

Results of operations for producing activities	2,008	1,436	3,444	(382)	1,647	(25)	2,078	298	(72)	6,988
Other earnings	(25)	(165)	(190)	(32)	248	11	191	11	7	246

Net income (loss) attributable to ConocoPhillips	$1,983	1,271	3,254	(414)	1,895	(14)	2,269	309	(65)	7,234

Equity affiliates
Sales	$—	—	—	1,295	—	1,107	956	—	—	3,358
Transfers	—	—	—	—	—	—	365	—	—	365
Other revenues	—	—	—	6	—	—	6	—	—	12

Total revenues	—	—	—	1,301	—	1,107	1,327	—	—	3,735
Production costs excluding taxes	—	—	—	367	—	72	108	—	—	547
Taxes other than income taxes	—	—	—	5	—	750	187	—	—	942
Exploration expenses	—	—	—	36	—	1	2	—	—	39
Depreciation, depletion and amortization	—	—	—	209	—	52	128	—	—	389
Impairments	—	—	—	—	—	395	—	—	—	395
Transportation costs	—	—	—	—	—	139	133	—	—	272
Other related expenses	—	—	—	3	—	—	41	—	—	44
Accretion	—	—	—	4	—	1	3	—	—	8

	—	—	—	677	—	(303)	725	—	—	1,099
Provision for income taxes	—	—	—	159	—	18	32	—	—	209

Results of operations for producing activities	—	—	—	518	—	(321)	693	—	—	890
Other earnings	—	—	—	—	—	238	119	—	—	357

Net income (loss) attributable to ConocoPhillips	$—	—	—	518	—	(83)	812	—	—	1,247

	Millions of Dollars
Year Ended December 31, 2010	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Consolidated operations
Sales	$3,645	3,600	7,245	2,379	5,967	—	4,958	1,743	—	22,292
Transfers	2,693	2,389	5,082	246	2,278	—	770	450	—	8,826
Other revenues	—	559	559	3,216	142	—	55	172	18	4,162

Total revenues	6,338	6,548	12,886	5,841	8,387	—	5,783	2,365	18	35,280
Production costs excluding taxes	849	1,230	2,079	873	1,004	—	538	296	—	4,790
Taxes other than income taxes	1,570	498	2,068	74	6	1	355	18	1	2,523
Exploration expenses	37	292	329	295	146	2	260	29	101	1,162
Depreciation, depletion and amortization	529	2,231	2,760	1,666	1,972	2	1,206	202	—	7,808
Impairments	4	19	23	13	43	—	—	—	—	79
Transportation costs	528	424	952	134	281	—	119	23	—	1,509
Other related expenses	(38)	112	74	41	42	17	(48)	(10)	62	178
Accretion	58	55	113	50	192	—	24	—	4	383

	2,801	1,687	4,488	2,695	4,701	(22)	3,329	1,807	(150)	16,848
Provision for income taxes	1,014	555	1,569	108	3,066	(23)	1,361	1,458	(28)	7,511

Results of operations for producing activities	1,787	1,132	2,919	2,587	1,635	1	1,968	349	(122)	9,337
Other earnings	(52)	(99)	(151)	(72)	76	16	139	29	8	45

Net income (loss) attributable to ConocoPhillips	$1,735	1,033	2,768	2,515	1,711	17	2,107	378	(114)	9,382

Equity affiliates
Sales	$—	—	—	955	—	5,189	249	—	—	6,393
Transfers	—	—	—	—	—	1,876	—	—	—	1,876
Other revenues	—	—	—	7	—	1,219	10	—	—	1,236

Total revenues	—	—	—	962	—	8,284	259	—	—	9,505
Production costs excluding taxes	—	—	—	265	—	544	59	—	—	868
Taxes other than income taxes	—	—	—	4	—	3,463	42	—	—	3,509
Exploration expenses	—	—	—	—	—	61	(2)	—	—	59
Depreciation, depletion and amortization	—	—	—	190	—	568	55	—	—	813
Impairments	—	—	—	—	—	645	—	—	—	645
Transportation costs	—	—	—	—	—	784	25	—	—	809
Other related expenses	—	—	—	(3)	—	—	44	—	—	41
Accretion	—	—	—	2	—	7	2	—	—	11

	—	—	—	504	—	2,212	34	—	—	2,750
Provision for income taxes	—	—	—	128	—	647	(25)	—	—	750

Results of operations for producing activities	—	—	—	376	—	1,565	59	—	—	2,000
Other earnings	—	—	—	—	—	405	(86)	—	—	319

Net income (loss) attributable to ConocoPhillips	$—	—	—	376	—	1,970	(27)	—	—	2,319

	Millions of Dollars
Year Ended December 31, 2009	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Consolidated operations
Sales	$3,353	3,144	6,497	2,179	4,995	—	3,830	1,562	11	19,074
Transfers	2,261	1,937	4,198	345	2,305	—	500	257	—	7,605
Other revenues	30	54	84	168	(66)	—	10	136	54	386

Total revenues	5,644	5,135	10,779	2,692	7,234	—	4,340	1,955	65	27,065
Production costs excluding taxes	864	1,266	2,130	1,011	1,048	—	445	270	8	4,912
Taxes other than income taxes	1,135	422	1,557	75	3	1	165	17	7	1,825
Exploration expenses	74	426	500	201	156	4	212	32	75	1,180
Depreciation, depletion and amortization	611	2,615	3,226	1,689	2,016	2	910	201	11	8,055
Impairments	—	5	5	296	104	—	12	—	51	468
Transportation costs	548	392	940	135	267	—	111	24	5	1,482
Other related expenses	251	60	311	(3)	62	3	121	23	14	531
Accretion	49	55	104	41	191	—	19	3	3	361

	2,112	(106)	2,006	(753)	3,387	(10)	2,345	1,385	(109)	8,251
Provision for income taxes	716	(79)	637	(309)	2,280	(3)	1,093	1,186	(21)	4,863

Results of operations for producing activities	1,396	(27)	1,369	(444)	1,107	(7)	1,252	199	(88)	3,388
Other earnings	144	(10)	134	(91)	(59)	(5)	132	4	(1)	114

Net income (loss) attributable to ConocoPhillips	$1,540	(37)	1,503	(535)	1,048	(12)	1,384	203	(89)	3,502

Equity affiliates
Sales	$—	—	—	713	—	3,783	74	—	—	4,570
Transfers	—	—	—	—	—	1,946	—	—	—	1,946
Other revenues	—	—	—	(2)	—	—	1	—	—	(1)

Total revenues	—	—	—	711	—	5,729	75	—	—	6,515
Production costs excluding taxes	—	—	—	213	—	501	26	—	—	740
Taxes other than income taxes	—	—	—	3	—	2,270	4	—	—	2,277
Exploration expenses	—	—	—	—	—	37	2	—	—	39
Depreciation, depletion and amortization	—	—	—	133	—	455	21	—	—	609
Impairments	—	—	—	—	—	83	—	—	—	83
Transportation costs	—	—	—	—	—	703	3	—	—	706
Other related expenses	—	—	—	17	—	3	1	—	—	21
Accretion	—	—	—	1	—	6	1	—	—	8

	—	—	—	344	—	1,671	17	—	—	2,032
Provision for income taxes	—	—	—	89	—	326	9	—	—	424

Results of operations for producing activities	—	—	—	255	—	1,345	8	—	—	1,608
Other earnings	—	—	—	—	—	(201)	(86)	—	—	(287)

Net income (loss) attributable to ConocoPhillips	$—	—	—	255	—	1,144	(78)	—	—	1,321

Statistics

Net Production	2011	2010	2009
	Thousands of Barrels Daily
Crude Oil and Natural Gas Liquids
Consolidated operations
Alaska	215	230	252
Lower 48	168	160	166

United States	383	390	418
Canada	38	38	40
Europe	175	211	241
Asia Pacific/Middle East	111	140	132
Africa	40	79	78
Other areas	—	—	4

Total consolidated operations	747	858	913

Equity affiliates
Russia	29	336	443
Asia Pacific/Middle East	23	3	—

Total equity affiliates	52	339	443

Total company	799	1,197	1,356

Synthetic Oil
Consolidated operations—Canada	—	12	23

Bitumen
Consolidated operations—Canada	10	10	7
Equity affiliates—Canada	57	49	43

Total company	67	59	50

	Millions of Cubic Feet Daily
Natural Gas*
Consolidated operations
Alaska	61	82	94
Lower 48	1,556	1,695	1,927

United States	1,617	1,777	2,021
Canada	928	984	1,062
Europe	626	815	876
Asia Pacific/Middle East	695	712	713
Africa	158	149	121

Total consolidated operations	4,024	4,437	4,793

Equity affiliates
Russia	—	254	295
Asia Pacific/Middle East	492	169	84

Total equity affiliates	492	423	379

Total company	4,516	4,860	5,172

*	Represents quantities available for sale. Excludes gas equivalent of natural gas liquids included above.

Average Sales Prices	2011	2010	2009
Crude Oil and Natural Gas Liquids Per Barrel
Consolidated operations
Alaska	$105.95	78.61	59.23
Lower 48	74.09	57.69	44.12
United States	91.77	69.73	53.21
Canada	66.07	55.70	41.76
Europe	108.58	77.35	58.92
Asia Pacific/Middle East	105.94	75.50	57.59
Africa	102.75	76.80	60.83
Other areas	—	—	32.01
Total international	102.68	74.95	57.40
Total consolidated operations	97.12	72.63	55.47

Equity affiliates
Russia	101.62	56.65	43.19
Asia Pacific/Middle East	94.67	83.82	—
Total equity affiliates	98.60	56.87	43.19

Synthetic Oil Per Barrel
Consolidated operations—Canada	$—	77.56	62.01

Bitumen Per Barrel
Consolidated operations—Canada	$55.16	51.10	39.67
Equity affiliates—Canada	63.93	53.43	45.69

Natural Gas Per Thousand Cubic Feet
Consolidated operations
Alaska	$4.56	4.62	5.33
Lower 48	3.99	4.25	3.42
United States	4.01	4.27	3.50
Canada	3.46	3.74	3.33
Europe	9.26	6.94	6.81
Asia Pacific/Middle East	9.82	7.39	6.00
Africa	2.24	1.81	1.56
Total international	6.73	5.60	5.06
Total consolidated operations	5.64	5.07	4.40

Equity affiliates
Russia	—	1.18	1.16
Asia Pacific/Middle East	2.89	2.79	2.35
Total equity affiliates	2.89	1.82	1.43

	2011	2010	2009
Average Production Costs Per Barrel of Oil Equivalent*
Consolidated operations
Alaska	$12.45	9.55	8.84
Lower 48	8.24	7.62	7.12
United States	9.70	8.30	7.73
Canada	10.56	10.68	11.21
Europe	9.38	7.93	7.42
Asia Pacific/Middle East	8.96	5.70	4.86
Africa	10.99	7.81	7.54
Other areas	—	—	5.48
Total international	9.70	7.96	7.72
Total consolidated operations	9.70	8.10	7.73

Equity affiliates
Canada	17.64	14.82	13.57
Russia	6.80	3.94	3.74
Asia Pacific/Middle East	2.82	5.19	5.09
Total equity affiliates	7.85	5.19	4.54

Average Production Costs Per Barrel—Bitumen
Consolidated operations—Canada	$27.12	19.45	30.92
Equity affiliates—Canada	17.64	14.82	13.57

Taxes Other Than Income Taxes Per Barrel of Oil Equivalent*
Consolidated operations
Alaska	$33.11	17.65	11.62
Lower 48	3.33	3.08	2.37
United States	13.61	8.26	5.65
Canada	.88	.91	.83
Europe	.04	.05	.02
Asia Pacific/Middle East	6.56	3.76	1.80
Africa	.95	.47	.47
Other areas	—	—	4.79
Total international	2.25	1.34	.74
Total consolidated operations	7.44	4.27	2.87

Equity affiliates
Canada	.24	.22	.19
Russia	70.85	25.08	17.46
Asia Pacific/Middle East	4.88	3.69	.78
Total equity affiliates	13.51	20.97	15.69

Depreciation, Depletion and Amortization Per Barrel of Oil Equivalent*
Consolidated operations
Alaska	$5.69	5.95	6.25
Lower 48	13.55	13.81	14.71
United States	10.84	11.02	11.71
Canada	20.33	20.38	18.73
Europe	13.80	15.58	14.27
Asia Pacific/Middle East	11.35	12.77	9.94
Africa	7.76	5.33	5.61
Other areas	—	—	7.53
Total international	14.28	14.82	13.40
Total consolidated operations	12.71	13.21	12.67

Equity affiliates
Canada	10.05	10.62	8.47
Russia	4.91	4.11	3.24
Asia Pacific/Middle East	3.34	4.83	4.11
Total equity affiliates	5.58	4.86	3.67

*	Includes bitumen.

	Productive			Dry
Net Wells Completed(1)	2011	2010	2009	2011	2010	2009
Exploratory(2)
Consolidated operations
Alaska	—	—	—	—	—	2
Lower 48	98	23	33	5	1	14

United States	98	23	33	5	1	16
Canada	8	15	17	3	7	19
Europe	1	1	1	*	*	2
Asia Pacific/Middle East	1	3	3	1	1	3
Africa	*	1	*	*	*	*

Total consolidated operations	108	43	54	9	9	40

Equity affiliates
Russia	—	—	1	—	—	—
Asia Pacific/Middle East	5	2	—	—	—	—

Total equity affiliates(3)	5	2	1	—	—	—

Includes extension wells of:	98	23	40	3	1	29

	Productive			Dry
	2011	2010	2009	2011	2010	2009
Development
Consolidated operations
Alaska	41	47	47	—	*	—
Lower 48	350	269	592	4	2	4

United States	391	316	639	4	2	4
Canada	146	186	227	1	12	20
Europe	4	6	9	—	—	—
Asia Pacific/Middle East	30	59	47	—	*	—
Africa	5	9	3	—	—	—

Total consolidated operations	576	576	925	5	14	24

Equity affiliates
Canada	157	112	61	—	—	—
Russia	3	2	6	—	—	*
Asia Pacific/Middle East	9	25	28	1	—	—

Total equity affiliates(3)	169	139	95	1	—	*

(1)	Excludes farmout arrangements.
(2)	Includes extension wells, as well as other types of exploratory wells. Extension exploratory wells are either wells drilled in areas near or offsetting current production, or wells drilled in areas that have not yet achieved a well density and production history to achieve statistical certainty of results. These are classified as exploratory wells because proved reserves cannot be attributed to these locations.
(3)	Excludes LUKOIL.
*	Our total proportionate interest was less than one.

					Productive(2)
	In Progress(1)				Oil		Gas
Wells at December 31, 2011	Gross		Net		Gross	Net	Gross	Net
Consolidated operations
Alaska	24		12		1,902	860	35	22
Lower 48	296		218		9,133	4,393	24,793	15,624

United States	320		230		11,035	5,253	24,828	15,646
Canada	306	(3)	211	(3)	1,630	971	12,895	7,593
Europe	25		5		609	109	271	109
Asia Pacific/Middle East	62		25		467	200	114	52
Africa	103		17		1,151	201	12	2
Other areas	46		4		—	—	—	—

Total consolidated operations	862		492		14,892	6,734	38,120	23,402

Equity affiliates
Canada	15		8		242	121	—	—
Russia	8		2		107	38	2	1
Asia Pacific/Middle East	1,015		220		—	—	521	140

Total equity affiliates	1,038		230		349	159	523	141

(1)	Includes wells that have been temporarily suspended.
(2)	Includes 5,883 gross and 3,734 net multiple completion wells.
(3)	Includes 246 gross and 165 net stratigraphic test wells for oil sands projects.

	Thousands of Acres
	Developed		Undeveloped
Acreage at December 31, 2011	Gross	Net	Gross	Net
Consolidated operations
Alaska	650	329	1,440	1,197
Lower 48	7,012	5,244	10,286	8,790

United States	7,662	5,573	11,726	9,987
Canada	6,543	4,240	6,412	4,379
Europe	862	242	3,008	1,177
Asia Pacific/Middle East	4,123	1,777	19,585	11,989
Africa	528	132	14,730	2,575
Other areas	—	—	11,066	4,251

Total consolidated operations	19,718	11,964	66,527	34,358

Equity affiliates
Canada	33	14	588	243
Russia	291	90	1,173	476
Asia Pacific/Middle East	1,129	250	8,140	2,750

Total equity affiliates	1,453	354	9,901	3,469

Costs Incurred

	Millions of Dollars
Years Ended December 31	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2011
Consolidated operations
Unproved property acquisition	$1	577	578	145	—	—	—	—	—	723
Proved property acquisition	—	10	10	—	—	—	36	—	—	46

	1	587	588	145	—	—	36	—	—	769
Exploration	84	1,031	1,115	269	201	1	226	63	88	1,963
Development	499	2,633	3,132	1,347	2,123	—	949	263	726	8,540

	$584	4,251	4,835	1,761	2,324	1	1,211	326	814	11,272

Equity affiliates
Unproved property acquisition	$—	—	—	—	—	—	484	—	—	484
Proved property acquisition	—	—	—	—	—	—	—	—	—	—

	—	—	—	—	—	—	484	—	—	484
Exploration	—	—	—	64	—	1	100	—	—	165
Development	—	—	—	911	—	43	632	—	—	1,586

	$—	—	—	975	—	44	1,216	—	—	2,235

2010
Consolidated operations
Unproved property acquisition	$(26)	286	260	113	9	—	—	—	—	382
Proved property acquisition	—	100	100	1	—	—	—	—	—	101

	(26)	386	360	114	9	—	—	—	—	483
Exploration	119	487	606	269	144	3	356	45	143	1,566
Development	588	1,439	2,027	927	1,351	—	858	375	729	6,267

	$681	2,312	2,993	1,310	1,504	3	1,214	420	872	8,316

Equity affiliates
Unproved property acquisition*	$—	—	—	81	—	15	379	—	—	475
Proved property acquisition*	—	—	—	—	—	173	—	—	—	173

	—	—	—	81	—	188	379	—	—	648
Exploration	—	—	—	—	—	92	123	—	—	215
Development	—	—	—	621	—	751	403	—	—	1,775

	$—	—	—	702	—	1,031	905	—	—	2,638

*	Amounts in Asia Pacific/Middle East were reclassified between “Unproved property acquisition” and “Proved property acquisition.” Total acquisition costs were unchanged.

	Millions of Dollars
Years Ended December 31	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2009
Consolidated operations
Unproved property acquisition	$—	78	78	62	5	—	30	—	55	230
Proved property acquisition	1	6	7	7	—	—	—	—	—	14

	1	84	85	69	5	—	30	—	55	244
Exploration	137	476	613	251	184	4	342	33	90	1,517
Development	790	1,726	2,516	1,114	1,108	—	1,244	240	685	6,907

	$928	2,286	3,214	1,434	1,297	4	1,616	273	830	8,668

Equity affiliates
Unproved property acquisition*	$—	—	—	—	—	18	219	—	—	237
Proved property acquisition*	—	—	—	—	—	176	—	—	—	176

	—	—	—	—	—	194	219	—	—	413
Exploration	—	—	—	—	—	62	53	—	—	115
Development	—	—	—	446	—	820	376	—	—	1,642

	$—	—	—	446	—	1,076	648	—	—	2,170

*	Amounts in Asia Pacific/Middle East were reclassified between “Unproved property acquisition” and “Proved property acquisition.” Total acquisition costs were unchanged.

Capitalized Costs

	Millions of Dollars
At December 31	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2011
Consolidated operations
Proved properties	$12,770	34,939	47,709	19,578	22,948	8	12,284	3,867	4,650	111,044
Unproved properties	1,528	2,574	4,102	1,986	289	1	1,026	174	268	7,846

	14,298	37,513	51,811	21,564	23,237	9	13,310	4,041	4,918	118,890
Accumulated depreciation, depletion and amortization	6,237	15,464	21,701	10,599	14,451	7	5,626	1,559	12	53,955

	$8,061	22,049	30,110	10,965	8,786	2	7,684	2,482	4,906	64,935

Equity affiliates
Proved properties	$—	—	—	5,774	—	1,966	2,870	—	—	10,610
Unproved properties	—	—	—	1,657	—	146	7,182	—	—	8,985

	—	—	—	7,431	—	2,112	10,052	—	—	19,595
Accumulated depreciation, depletion and amortization	—	—	—	764	—	1,902	184	—	—	2,850

	$—	—	—	6,667	—	210	9,868	—	—	16,745

2010
Consolidated operations
Proved properties	$12,268	32,076	44,344	20,037	21,547	9	11,199	3,595	3,921	104,652
Unproved properties	1,471	1,700	3,171	1,930	328	1	1,113	163	249	6,955

	13,739	33,776	47,515	21,967	21,875	10	12,312	3,758	4,170	111,607
Accumulated depreciation, depletion and amortization	5,758	13,362	19,120	10,281	13,636	7	4,690	1,370	10	49,114

	$7,981	20,414	28,395	11,686	8,239	3	7,622	2,388	4,160	62,493

Equity affiliates
Proved properties	$—	—	—	4,812	—	1,923	2,320	—	—	9,055
Unproved properties	—	—	—	1,794	—	146	8,144	—	—	10,084

	—	—	—	6,606	—	2,069	10,464	—	—	19,139
Accumulated depreciation, depletion and amortization	—	—	—	512	—	1,584	84	—	—	2,180

	$—	—	—	6,094	—	485	10,380	—	—	16,959

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserve Quantities

In accordance with SEC and FASB requirements, amounts were computed using 12-month average prices and end-of-year costs (adjusted only for existing contractual changes), appropriate statutory tax rates and a prescribed 10 percent discount factor. Twelve-month average prices are calculated as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month period prior to the end of the reporting period. For all years, continuation of year-end economic conditions was assumed. The calculations were based on estimates of proved reserves, which are revised over time as new data becomes available. Probable or possible reserves, which may become proved in the future, were not considered. The calculations also require assumptions as to the timing of future production of proved reserves, and the timing and amount of future development, including dismantlement, and production costs.

While due care was taken in its preparation, we do not represent that this data is the fair value of our oil and gas properties, or a fair estimate of the present value of cash flows to be obtained from their development and production.

Discounted Future Net Cash Flows

	Millions of Dollars
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2011
Consolidated operations
Future cash inflows	$143,652	73,807	217,459	40,581	78,250	—	49,936	33,017	11,891	431,134
Less:
Future production and transportation costs*	75,771	32,766	108,537	19,148	17,166	—	14,380	4,113	3,768	167,112
Future development costs	11,385	7,519	18,904	13,393	16,986	—	3,051	885	2,080	55,299
Future income tax provisions	20,512	11,771	32,283	2,060	29,853	—	11,967	23,825	990	100,978

Future net cash flows	35,984	21,751	57,735	5,980	14,245	—	20,538	4,194	5,053	107,745
10 percent annual discount	19,233	9,643	28,876	4,025	5,372	—	6,649	1,522	3,712	50,156

Discounted future net cash flows	$16,751	12,108	28,859	1,955	8,873	—	13,889	2,672	1,341	57,589

Equity affiliates
Future cash inflows	$—	—	—	53,618	—	2,786	43,327	—	—	99,731
Less:
Future production and transportation costs*	—	—	—	16,405	—	2,765	24,702	—	—	43,872
Future development costs	—	—	—	7,163	—	36	905	—	—	8,104
Future income tax provisions	—	—	—	7,574	—	3	3,705	—	—	11,282

Future net cash flows	—	—	—	22,476	—	(18)	14,015	—	—	36,473
10 percent annual discount	—	—	—	14,662	—	(39)	7,217	—	—	21,840

Discounted future net cash flows	$—	—	—	7,814	—	21	6,798	—	—	14,633

Total company
Discounted future net cash flows	$16,751	12,108	28,859	9,769	8,873	21	20,687	2,672	1,341	72,222

*	Includes taxes other than income taxes.

	Millions of Dollars
	Alaska	Lower 48*	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2010
Consolidated operations
Future cash inflows	$102,743	68,949	171,692	38,083	49,270	—	37,673	24,487	8,466	329,671
Less:
Future production and transportation costs**	57,899	29,749	87,648	16,753	12,899	—	10,480	4,142	3,007	134,929
Future development costs	8,792	7,752	16,544	11,161	10,295	—	2,226	1,133	3,050	44,409
Future income tax provisions	13,383	10,953	24,336	2,416	16,765	—	9,211	16,217	384	69,329

Future net cash flows	22,669	20,495	43,164	7,753	9,311	—	15,756	2,995	2,025	81,004
10 percent annual discount	10,723	10,046	20,769	3,890	2,597	—	4,889	1,025	2,368	35,538

Discounted future net cash flows	$11,946	10,449	22,395	3,863	6,714	—	10,867	1,970	(343)	45,466

Equity affiliates
Future cash inflows	$—	—	—	47,169	—	5,610	32,845	—	—	85,624
Less:
Future production and transportation costs**	—	—	—	16,492	—	4,809	21,036	—	—	42,337
Future development costs	—	—	—	4,684	—	85	295	—	—	5,064
Future income tax provisions	—	—	—	6,649	—	(80)	2,082	—	—	8,651

Future net cash flows	—	—	—	19,344	—	796	9,432	—	—	29,572
10 percent annual discount	—	—	—	13,453	—	293	4,732	—	—	18,478

Discounted future net cash flows	$—	—	—	5,891	—	503	4,700	—	—	11,094

Total company
Discounted future net cash flows	$11,946	10,449	22,395	9,754	6,714	503	15,567	1,970	(343)	56,560

*	Certain amounts have been restated to remove future development costs related to probable reserves.
**	Includes taxes other than income taxes.

	Millions of Dollars
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2009
Consolidated operations
Future cash inflows	$74,359	51,007	125,366	45,965	41,832	—	31,276	19,618	6,416	270,473
Less:
Future production and transportation costs*	44,789	32,491	77,280	23,625	13,559	—	9,058	3,832	2,071	129,425
Future development costs	7,829	8,350	16,179	12,769	10,369	—	2,284	1,142	3,879	46,622
Future income tax provisions	7,519	2,992	10,511	2,183	10,676	—	7,288	12,396	71	43,125

Future net cash flows	14,222	7,174	21,396	7,388	7,228	—	12,646	2,248	395	51,301
10 percent annual discount	6,474	2,300	8,774	3,703	1,878	—	4,108	879	1,566	20,908

Discounted future net cash flows	$7,748	4,874	12,622	3,685	5,350	—	8,538	1,369	(1,171)	30,393

Equity affiliates
Future cash inflows	$—	—	—	36,540	—	69,277	19,420	—	—	125,237
Less:
Future production and transportation costs*	—	—	—	13,689	—	49,874	13,891	—	—	77,454
Future development costs	—	—	—	4,481	—	7,795	350	—	—	12,626
Future income tax provisions	—	—	—	4,785	—	2,265	694	—	—	7,744

Future net cash flows	—	—	—	13,585	—	9,343	4,485	—	—	27,413
10 percent annual discount	—	—	—	9,512	—	4,002	2,018	—	—	15,532

Discounted future net cash flows	$—	—	—	4,073	—	5,341	2,467	—	—	11,881

Total company
Discounted future net cash flows	$7,748	4,874	12,622	7,758	5,350	5,341	11,005	1,369	(1,171)	42,274

*	Includes taxes other than income taxes.

Sources of Change in Discounted Future Net Cash Flows

	Millions of Dollars
	Consolidated Operations			Equity Affiliates			Total Company
	2011	2010*	2009	2011	2010	2009	2011	2010*	2009
Discounted future net cash flows at the beginning of the year	$45,466	30,393	24,548	11,094	11,881	3,033	56,560	42,274	27,581

Changes during the year
Revenues less production and transportation costs for the year**	(24,223)	(22,296)	(18,460)	(1,962)	(3,083)	(2,793)	(26,185)	(25,379)	(21,253)
Net change in prices, and production and transportation costs**	38,161	39,532	19,208	4,685	3,478	14,386	42,846	43,010	33,594
Extensions, discoveries and improved recovery, less estimated future costs	8,730	4,517	2,312	832	297	1,342	9,562	4,814	3,654
Development costs for the year	8,428	5,617	6,148	1,488	1,758	1,623	9,916	7,375	7,771
Changes in estimated future development costs	(8,374)	(2,917)	(7,036)	(1,508)	(129)	(2,197)	(9,882)	(3,046)	(9,233)
Purchases of reserves in place, less estimated future costs	19	19	3	—	—	96	19	19	99
Sales of reserves in place, less estimated future costs	(390)	(3,729)	(75)	(234)	(5,405)	—	(624)	(9,134)	(75)
Revisions of previous quantity estimates***	(1,938)	3,062	5,149	491	372	(1,597)	(1,447)	3,434	3,552
Accretion of discount	7,710	5,000	3,972	1,284	1,404	365	8,994	6,404	4,337
Net change in income taxes	(16,000)	(13,732)	(5,376)	(1,537)	521	(2,377)	(17,537)	(13,211)	(7,753)

Total changes	12,123	15,073	5,845	3,539	(787)	8,848	15,662	14,286	14,693

Discounted future net cash flows at year end	$57,589	45,466	30,393	14,633	11,094	11,881	72,222	56,560	42,274

*	Certain amounts have been restated to remove future development costs related to probable reserves.
**	Includes taxes other than income taxes.
***	Includes amounts resulting from changes in the timing of production.

•	The net change in prices, and production and transportation costs is the beginning-of-year reserve-production forecast multiplied by the net annual change in the per-unit sales price, and production and transportation cost, discounted at 10 percent.

•	Purchases and sales of reserves in place, along with extensions, discoveries and improved recovery, are calculated using production forecasts of the applicable reserve quantities for the year multiplied by the 12-month average sales prices, less future estimated costs, discounted at 10 percent.

•	The accretion of discount is 10 percent of the prior year’s discounted future cash inflows, less future production, transportation and development costs.

•	The net change in income taxes is the annual change in the discounted future income tax provisions.

Selected Quarterly Financial Data (Unaudited)

	Millions of Dollars
	Sales and	Income From Continuing			Per Share of Common Stock
	Other Operating	Operations Before	Net	Net Income Attributable to	Net Income Attributable to ConocoPhillips
	Revenues	Income Taxes	Income	ConocoPhillips	Basic	Diluted
2011
First	$15,780	4,741	3,042	3,028	2.11	2.09
Second	17,176	4,514	3,419	3,402	2.43	2.41
Third	16,506	3,605	2,631	2,616	1.93	1.91
Fourth	16,294	3,365	3,410	3,390	2.58	2.56

2010
First	$15,752	3,874	2,112	2,098	1.41	1.40
Second	12,873	6,081	4,183	4,164	2.79	2.77
Third	14,484	4,617	3,069	3,055	2.06	2.05
Fourth	14,187	3,740	2,053	2,041	1.40	1.39